GLOBAL ASSET MANAGEMENT

              GAMFUNDS, INC. 135 EAST 57TH STREET NEW YORK NY 10022
               TELEPHONE (212) 407 4600 FACSIMILIE (212) 407 4684

Direct Dial:  212/407-4766                                           Rule 497(j)
                                                       1933 Act File No. 2-92136
                                                      1940 Act File No. 811-4062

                                   May 5, 2003



FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                  RE:      GAM Funds, Inc.
                           File Nos. 2-92136 and 811-4062
                           ------------------------------

Ladies and Gentlemen:

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 39/42 to the Registration Statement of GAM Funds, Inc., which was filed with the Securities and Exchange Commission electronically on April 30, 2003.

          Please direct questions or comments relating to this filing and the Amendment to me at the above-referenced telephone number, or, in my absence, to Jana L. Cresswell, Esquire, of Stradley, Ronon, Stevens & Young, LLP at (215) 564-8048.

                                                Sincerely,


                                                /s/ Joseph J. Allessie
                                                --------------------------------
                                                Joseph J. Allessie
                                                Secretary and General Counsel

Enclosures

cc:      Jana L. Cresswell, Esq. (w/encl.)